Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2010
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans

NOTE 11.  Pension and Postretirement Benefit Plans

3M has company-sponsored retirement plans covering substantially all U.S. employees and many employees outside the United States. In total, 3M has over 60 plans in 24 countries. Pension benefits associated with these plans generally are based on each participant’s years of service, compensation, and age at retirement or termination. In addition to providing pension benefits, the Company provides certain postretirement health care and life insurance benefits for substantially all of its U.S. employees who reach retirement age while employed by the Company. Most international employees and retirees are covered by government health care programs. The cost of company-provided postretirement health care plans for international employees is not material and is combined with U.S. amounts in the tables that follow.

The Company’s pension funding policy is to deposit with independent trustees amounts allowable by law. Trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For its U.S. postretirement health care and life insurance benefit plans, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.

In August 2006, the Pension Protection Act (PPA) was signed into law in the U.S. The PPA increases the funding target for defined benefit pension plans to 100% of the target liability. The PPA transition rules require a funding liability target of 92% in 2008, reaching 100% by 2011. 3M’s U.S. qualified defined benefit plans are funded at the applicable transition funding liability target for 2010.

During the first quarter of 2008, the Company made modifications to its U.S. postretirement benefits plan. The changes were effective beginning January 1, 2009, and allow current retired employees and employees who retire before January 1, 2013 the option to continue on the existing postretirement plans or elect the new plans. Current employees who retire after December 31, 2012, will receive a savings account benefits-based plan. As a result of the modification to the U.S. postretirement benefits plan, the Company remeasured its U.S. plans’ assets and accumulated postretirement benefit obligation (APBO) as of March 31, 2008. The impact of the plan modifications reduced the APBO by $148 million, which was partially offset by asset values being $97 million lower than on December 31, 2007. Therefore, the accrued benefit cost liability recorded on the balance sheet as of March 31, 2008, was reduced by $51 million. The remeasurement reduced the 2008 expense by $15 million. In 2009, the Company made further modifications to its U.S. postretirement benefit plan. The changes are effective beginning January 1, 2010, and limit the amount of medical inflation absorbed by the Company to three percent a year. As a result, as of the December 31, 2009 measurement date, the APBO was reduced by $168 million.

In the fourth quarter of 2010, the Company made further changes to its U.S. postretirement benefit plans. As a result of these changes, the Company will transition all current and future retirees to the savings account benefits-based plan announced in 2008. These changes become effective beginning January 1, 2013, for all Medicare eligible retirees and their Medicare eligible dependents and January 1, 2015, for all non-Medicare eligible retirees and their eligible dependents. As a result, as of the December 31, 2010 measurement date, the APBO increased by $69 million.

In the second quarter 2010, 3M’s Brazilian subsidiary received approval from the government in Brazil to freeze its defined benefit pension plan. Effective March 31, 2010, participants in this subsidiary’s pension plan no longer accrue additional pension benefits. As a result, the Company recorded a $22 million curtailment gain in the second quarter of 2010.

During the second quarter of 2009, the Company offered a voluntary early retirement incentive program to certain eligible participants of its U.S. pension plans who met age and years of pension service requirements. The eligible participants who accepted the offer and retired by June 1, 2009, received an enhanced pension benefit. Pension benefits were enhanced by adding one additional year of pension service and one additional year of age for certain benefit calculations. Approximately 700 participants accepted the offer and retired by June 1, 2009. As a result, the Company incurred a $21 million charge related to these special termination benefits.

During 2009, 3M Sumitomo (Japan) experienced a higher number of retirements than normal, largely due to early retirement incentive programs, which required eligible employees who elected to leave the Company to retire by September 2009. Participants in the Japan pension plan had the option of receiving cash lump sum payments when exiting the plan, which a number of participants exiting the pension plan elected to receive. In accordance with ASC 715, Compensation — Retirement Benefits, settlement accounting is required when the lump sum distributions in a year are greater than the sum of the annual service and interest costs. Due to the large number of lump sum payment elections in 2009, the Company incurred $17 million of settlement charges.

3M was informed during the first quarter of 2009 that the general partners of WG Trading Company, in which 3M’s benefit plans hold limited partnership interests, are the subject of a criminal investigation as well as civil proceedings by the SEC and CFTC (Commodity Futures Trading Commission). As of December 31, 2010, these holdings represented less than one percent of 3M’s fair value of total plan assets. The court appointed receiver has taken control of WG Trading Company and other entities controlled by its general partners, and further redemptions of limited partnership interests are restricted pending court proceedings. 3M currently believes that the resolution of these events will not have a material adverse effect on the consolidated financial position of the Company. The Company has insurance that it believes, based on what is currently known, is applicable to a portion of this potential decrease in asset value. The benefit plan trustee holdings of WG Trading Company interests have been adjusted to estimated fair market value.

Following is a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as of December 31:

	Qualified and Non-qualified Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2010	2009	2010	2009	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$11,391	$10,395	$4,685	$4,037	$1,579	$1,611
Acquisitions	—	—	4	—	—	—
Service cost	201	183	105	98	55	51
Interest cost	638	619	241	235	88	97
Participant contributions	—	—	4	4	59	52
Foreign exchange rate changes	—	—	16	284	6	14
Plan amendments	—	—	(75)	14	69	(168)
Actuarial (gain) loss	760	822	167	255	125	80
Medicare Part D Reimbursement	—	—	—	—	13	10
Benefit payments	(668)	(649)	(194)	(245)	(166)	(168)
Settlements, curtailments, special termination benefits and other	(3)	21	(41)	3	—	—
Benefit obligation at end of year	$12,319	$11,391	$4,912	$4,685	$1,828	$1,579
Change in plan assets
Fair value of plan assets at beginning of year	$10,493	$9,243	$3,897	$3,022	$1,075	$929
Acquisitions	—	—	4	—	—	—
Actual return on plan assets	1,463	1,148	360	361	119	129
Company contributions	290	755	266	504	62	133
Participant contributions	—	—	4	4	59	52
Foreign exchange rate changes	—	—	18	251	—	—
Benefit payments	(668)	(649)	(194)	(245)	(166)	(168)
Settlements, curtailments, special termination benefits and other	(3)	(4)	—	—	—	—
Fair value of plan assets at end of year	$11,575	$10,493	$4,355	$3,897	$1,149	$1,075
Funded status at end of year	$(744)	$(898)	$(557)	$(788)	$(679)	$(504)

	Qualified and Non-qualified Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2010	2009	2010	2009	2010	2009
Amounts recognized in the Consolidated Balance Sheet as of Dec. 31,
Non-current assets	$—	$—	$74	$78	$—	$—
Accrued benefit cost
Current liabilities	(30)	(30)	(7)	(7)	(4)	(4)
Non-current liabilities	(714)	(868)	(624)	(859)	(675)	(500)
Ending balance	$(744)	$(898)	$(557)	$(788)	$(679)	$(504)
Amounts recognized in accumulated other comprehensive income as of Dec. 31,
Net transition obligation (asset)	$—	$—	$(7)	$(5)	$—	$—
Net actuarial loss (gain)	3,981	3,975	1,670	1,650	1,063	1,059
Prior service cost (credit)	33	46	(144)	(57)	(341)	(504)
Ending balance	$4,014	$4,021	$1,519	$1,588	$722	$555

The balance of amounts recognized for international plans in accumulated other comprehensive income as of December 31 in the preceding table are presented based on the foreign currency exchange rate on that date.

The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The accumulated benefit obligation of the U.S. pension plans was $11.754 billion and $10.769 billion at December 31, 2010 and 2009, respectively. The accumulated benefit obligation of the international pension plans was $4.532 billion and $4.279 billion at December 2010 and 2009, respectively.

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2010	2009	2010	2009
Projected benefit obligation	$443	$454	$1,676	$3,322
Accumulated benefit obligation	441	448	1,563	3,126
Fair value of plan assets	25	23	1,122	2,526

Components of net periodic benefit cost and other supplemental information for the years ended December 31 follow:

Components of net periodic benefit cost and other amounts recognized in other comprehensive income

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
(Millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008

Net periodic benefit cost (benefit)
Service cost	$201	$183	$192	$105	$98	$120	$55	$51	$53
Interest cost	638	619	597	241	235	252	88	97	100
Expected return on plan assets	(929)	(906)	(889)	(278)	(260)	(305)	(83)	(86)	(104)
Amortization of transition (asset) obligation	—	—	—	1	3	3	—	—	—
Amortization of prior service cost (benefit)	13	16	15	(4)	(4)	(2)	(94)	(81)	(97)
Amortization of net actuarial (gain) loss	221	99	58	84	42	38	85	66	64
Net periodic benefit cost (benefit)	$144	$11	$(27)	$149	$114	$106	$51	$47	$16
Settlements, curtailments, special termination benefits and other	—	26	7	(22)	25	3	—	—	—
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	$144	$37	$(20)	$127	$139	$109	$51	$47	$16
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	$—	$—	$—	$(1)	$(2)	$(1)	$—	$—	$—
Amortization of transition (asset) obligation	—	—	—	(1)	(3)	(3)	—	—	—
Prior service cost (benefit)	—	—	9	(91)	19	(37)	69	(169)	(148)
Amortization of prior service cost (benefit)	(13)	(16)	(15)	4	4	2	94	81	97
Net actuarial (gain) loss	227	585	2,337	104	224	622	89	36	385
Amortization of net actuarial (gain) loss	(221)	(99)	(58)	(84)	(42)	(38)	(85)	(66)	(64)
Foreign currency	—	—	—	(19)	(101)	202	(1)	(1)	2
Total recognized in other comprehensive (income) loss	$(7)	$470	$2,273	$(88)	$99	$747	$166	$(119)	$272
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$137	$507	$2,253	$39	$238	$856	$217	$(72)	$288

The estimated amortization from accumulated other comprehensive income into net periodic benefit cost in 2011 follows:

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year

	Qualified and Non-qualified Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$—	$(1)	$—
Amortization of prior service cost (benefit)	11	(13)	(72)
Amortization of net actuarial (gain) loss	334	112	103
Total amortization expected over the next fiscal year	$345	$98	$31

Other supplemental information for the years ended December 31 follows:

Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Discount rate	5.23%	5.77%	6.14%	5.04%	5.30%	5.53%	5.09%	5.62%	6.14%
Compensation rate increase	4.00%	4.30%	4.30%	3.59%	3.72%	3.50%	N/A	N/A	N/A

As noted above, effective January 1, 2010, the Company made modifications to its postretirement health plan to limit the amount of inflation it will cover to three percent per year; the remaining inflation will be passed on to plan participants. Also, in 2010 the Company announced that it will transition all current and future retirees to the savings account benefits-based plan announced in 2008. Therefore, the Company no longer has material exposure to health care cost inflation.

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Discount rate	5.77%	6.14%	6.00%	5.30%	5.53%	5.39%	5.62%	6.14%	6.00%
Expected return on assets	8.50%	8.50%	8.50%	6.90%	6.86%	7.19%	7.30%	7.24%	8.60%
Compensation rate increase	4.30%	4.30%	4.30%	3.72%	3.50%	3.82%	N/A	N/A	N/A

The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the U.S. pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. Using this methodology, the Company determined a discount rate of 5.23% for pension and 5.09% for postretirement benefits to be appropriate for its U.S. plans as of December 31, 2010, which is a decrease of 0.54 of a percentage point and 0.53 of a percentage point, respectively, from the rates used as of December 31, 2009. For the international pension and postretirement plans the discount rates also reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. If the country has a deep market in corporate bonds the Company matches the expected cash flows from the plan either to a portfolio of bonds that generate sufficient cash flow or a notional yield curve generated from available bond information. In countries that do not have a deep market in corporate bonds, government bonds are considered with a risk premium to approximate corporate bond yields.

For the U.S. qualified pension plans, the Company’s assumption for the expected return on plan assets was 8.50% in 2010. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. As of December 31, 2010, the Company’s 2011 expected long-term rate of return on U.S. plan assets is based on an asset allocation assumption of 37% global equities, with an expected long-term rate of return of 8.0%; 16% private equities, with an expected long-term rate of return of 12.0%; 26% fixed-income securities, with an expected long-term rate of return of 4.2%; 16% absolute return investments independent of traditional performance benchmarks, with an expected long term return of 6.0%; and 5% commodities, with an expected long-term rate of return of 5.8%. The Company expects additional positive return from active investment management. These assumptions result in an 8.50% expected rate of return on an annualized basis in 2011. The actual rate of return on plan assets in 2010 was 14.4%. In 2009 the plan earned a rate of return of 12.6% and in 2008 experienced a loss of 13.6%. The average annual actual return on the plan assets over the past 10 and 25 years has been 6.4% and 11.2%, respectively. Return on assets assumptions for international pension and other post-retirement benefit plans are calculated on a plan-by-plan basis using plan asset allocations and expected long-term rate of return assumptions.

During 2010, the Company contributed $556 million to its U.S. and international pension plans and $62 million to its postretirement plans. During 2009, the Company contributed $1.259 billion to its U.S. and international pension plans and $133 million to its postretirement plans. Of the 2009 contribution, $600 million was contributed in shares of the Company’s common stock to the Company’s principal U.S. qualified pension plan, which is considered a non-cash financing activity. In 2011, the Company expects to contribute an amount in the range of $400 million to $600 million to its U.S. and international retirement plans. The Company does not have a required minimum pension contribution obligation for its U.S. plans in 2011. Therefore, the amount of the anticipated discretionary contribution could vary significantly depending on the U.S. plans’ funded status and the anticipated tax deductibility of the contribution. Future contributions will also depend on market conditions, interest rates and other factors.

As noted above, effective January 1, 2010, the Company made modifications to its postretirement health plan to limit the amount of inflation it will cover to three percent per year; the remaining inflation will be passed on to plan participants.

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants, and also provides the Medicare subsidy receipts expected to be received.

	Qualified and Non-qualified Pension Benefits		Postretirement	Medicare Subsidy
(Millions)	United States	International	Benefits	Receipts

2011 Benefit Payments	$697	$194	$130	$13
2012 Benefit Payments	716	204	133	14
2013 Benefit Payments	734	214	130	—
2014 Benefit Payments	754	224	139	—
2015 Benefit Payments	776	238	136	—
Following five years	4,208	1,378	751	—

Plan Asset Management

3M’s investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution rate volatility. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the level of contributions 3M must make. The investment strategy has used long duration cash and derivative instruments to offset approximately 50 percent of the interest rate sensitivity of U.S. pension liabilities. In addition, credit risk is managed through mandates for public securities and maximum issuer limits that are established and monitored on a regular basis.

During 2009, $600 million of 3M common stock was contributed to the principal U.S. qualified pension plan. All of the 3M shares contributed to the U.S. pension plan were sold before 2009 year end by an independent fiduciary to the plan. Normally, 3M does not buy or sell any of its own stock as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M stock. The aggregate amount of the shares would not be considered to be material relative to the aggregate fund percentages.

The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 13 for descriptions of these levels.

U.S. Pension Plans Assets

In order to achieve the investment objectives in the U.S. pension plans, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plans.

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2010	Level 1	Level 2	Level 3
Equities
U.S. equities	$1,202	$1,190	$5	$7
Non-U.S. equities	1,244	1,244	—	—
EAFE index funds	684	—	684	—
Index funds	253	—	253	—
Long/short equity	499	—	—	499
Total Equities	$3,882	$2,434	$942	$506
Fixed Income
U.S. government securities	$1,035	$562	$473	$—
Non-U.S. government securities	289	—	289	—
Preferred and convertible securities	28	20	8	—
U.S. corporate bonds	1,042	168	874	—
Non-U.S. corporate bonds	205	—	205	—
Asset backed securities	16	—	16	—
Collateralized mortgage obligations	31	—	31	—
Private placements	279	—	135	144
Derivative instruments	(55)	(2)	(53)	—
Other	34	—	34	—
Total Fixed Income	$2,904	$748	$2,012	$144
Private Equity
Buyouts	$613	$—	$—	$613
Distressed debt	376	—	—	376
Growth equity	23	4	—	19
Mezzanine	93	—	—	93
Real estate	159	—	—	159
Secondary	165	—	—	165
Other	67	—	—	67
Venture capital	583	—	—	583
Total Private Equity	$2,079	$4	$—	$2,075
Absolute Return
Hedge funds and hedge fund of funds	$1,201	$—	$1,142	$59
Bank loan funds	564	—	—	564
Total Absolute Return	$1,765	$—	$1,142	$623
Commodities	$449	$—	$338	$111
Cash and Cash Equivalents	$644	$35	$609	$—
Total	$11,723	$3,221	$5,043	$3,459

Other items to reconcile to fair value of plan assets	$(148)
Fair value of plan assets	$11,575

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2009	Level 1	Level 2	Level 3
Equities
U.S. equities	$1,215	$1,206	$6	$3
Non-U.S. equities	1,128	1,128	—	—
EAFE index funds	633	—	633	—
Other	7	6	—	1
Total Equities	$2,983	$2,340	$639	$4
Fixed Income
U.S. government securities	$891	$610	$281	$—
Non-U.S. government securities	165	—	165	—
Preferred and convertible securities	29	20	9	—
U.S. corporate bonds	1,222	147	1,059	16
Non-U.S. corporate bonds	175	—	175	—
Asset backed securities	20	—	20	—
Collateralized mortgage obligations	56	—	56	—
Private placements	253	—	120	133
Derivative instruments	(50)	6	(56)	—
Other	36	—	—	36
Total Fixed Income	$2,797	$783	$1,829	$185
Private Equity
Buyouts	$569	$—	$—	$569
Distressed debt	359	—	—	359
Growth equity	32	32	—	—
Mezzanine	102	—	—	102
Real estate	134	—	—	134
Secondary	147	—	—	147
Other	137	4	—	133
Venture capital	517	—	—	517
Total Private Equity	$1,997	$36	$—	$1,961
Absolute Return
Hedge funds and hedge fund of funds	$1,141	$—	$1,038	$103
Bank loan funds	625	—	—	625
Total Absolute Return	$1,766	$—	$1,038	$728
Commodities	$396	$—	$159	$237
Cash and Cash Equivalents	$696	$552	$144	$—
Total	$10,635	$3,711	$3,809	$3,115

Other items to reconcile to fair value of plan assets	$(142)

Fair value of plan assets	$10,493

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds are valued at the net asset value (NAV) as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Private placement funds are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests’ cash flows or expected changes in fair value.

Fixed income includes derivative instruments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate and other bonds and notes are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Swaps and derivative instruments are valued by the custodian using closing market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of partnership interests including buyouts, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests’ cash flows or expected changes in fair value.

Absolute return consists primarily of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the administrator or custodian of the fund. Hedge fund partnership interests, which have a redemption right and are past any lock-up redemption period, are classified as level 2.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the Goldman Sachs Commodities Index (GSCI) or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets is the net of interest receivable, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the U.S. pension plans’ level 3 assets for the year ended December 31, 2010:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Comm- odities	Total
Beginning balance at Jan. 1, 2010	$4	$185	$1,961	$728	$237	$3,115
Net transfers into / (out of) level 3	49	(37)	27	(49)	(140)	(150)
Purchases, sales, issuances and settlements, net	412	(34)	(55)	(201)	—	122
Realized gain/(loss)	—	1	133	4	—	138
Unrealized gains/(losses) relating to instruments still held at the reporting date	41	29	9	141	14	234
Ending balance at Dec. 31, 2010	$506	$144	$2,075	$623	$111	$3,459

The following table sets forth a summary of changes in the fair values of the U.S. pension plans’ level 3 assets for the year ended December 31, 2009:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Comm- odities	Total
Beginning balance at Jan. 1, 2009	$1	$122	$2,054	$1,548	$—	$3,725
Net transfers into / (out of) level 3	(106)	—	—	(1,043)	—	(1,149)
Purchases, sales, issuances and settlements, net	1	11	(241)	(162)	237	(154)
Realized gain/(loss)	—	1	(9)	(4)	—	(12)
Unrealized gains/(losses) relating to instruments still held at the reporting date	108	51	157	389	—	705
Ending balance at Dec. 31, 2009	$4	$185	$1,961	$728	$237	$3,115

International Pension Plans Assets

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for the 55 plans in 23 countries, however there is significant variation in policy asset allocation from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. 3M’s Treasury group provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.

Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.

The fair values of the assets held by the international pension plans by asset class are as follows:

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2010	Level 1	Level 2	Level 3
Equities
Growth equities	$371	$300	$70	$1
Value equities	396	369	27	—
Core equities	1,007	549	361	97
Total Equities	$1,774	$1,218	$458	$98
Fixed Income
Domestic government debt	$656	$194	$455	$7
Foreign government debt	398	51	345	2
Corporate debt securities	707	139	555	13
Mortgage backed debt	14	—	14	—
Other debt obligations	14	—	2	12
Total Fixed Income	$1,789	$384	$1,371	$34
Private Equity
Private equity funds	$29	$—	$15	$14
Real estate	59	—	3	56
Total Private Equity	$88	$—	$18	$70
Absolute Return
Hedge funds	$130	$—	$130	$—
Insurance	344	—	—	344
Derivatives	50	—	50	—
Other	3	—	3	—
Total Absolute Return	$527	$—	$183	$344
Cash and Cash Equivalents	$242	$233	$9	$—
Total	$4,420	$1,835	$2,039	$546

Other items to reconcile to fair value of plan assets	$(65)

Fair value of plan assets	$4,355

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2009	Level 1	Level 2	Level 3
Equities	$1,619	$1,330	$275	$14
Fixed Income
Domestic fixed income	$928	$283	$623	$22
Foreign fixed income	622	222	400	—
Total Fixed Income	$1,550	$505	$1,023	$22
Private Equity
Private equity funds	$8	—	$—	$8
Real estate	54	—	3	51
Total Private Equity	$62	—	$3	$59
Absolute Return
Insurance	$375	$—	$—	$375
Other	104	—	104	—
Total Absolute Return	$479	$—	$104	$375
Cash and Cash Equivalents	$208	$208	$—	$—
Total	$3,918	$2,043	$1,405	$470

Other items to reconcile to fair value of plan assets	$(21)

Fair value of plan assets	$3,897

Equities consist primarily of mandates in public equity securities managed to the Morgan Stanley Capital All Country World Index. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Domestic and foreign government, corporate debt, mortgage backed, other debt, hedge funds and private equity consists of both active and passive mandates. Derivative instruments consist of interest rate swaps that are used to help manage risks. Governments, corporate bonds and notes and mortgage backed securities are valued at either the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Hedge funds are valued at the NAV as determined by the independent administrator or custodian of the fund.

Real estate consists of property funds and REITS (Real Estate Investment Trusts). Property funds are valued using the most recent partnership statement of fair value, updated for any subsequent partnership interests’ cash flows. REITS are valued at the closing price reported in the active market in which it is traded.

Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end.

Other items to reconcile to fair value of plan assets is the net of interest receivable, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the international pension plans level 3 assets for the year ended December 31, 2010:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Total
Beginning balance at January 1, 2010	$14	$22	$59	$375	$470
Net transfers into / (out of) level 3	97	17	—	—	114
Foreign currency exchange	2	—	4	(18)	(12)
Purchases, sales, issuances and settlements, net	(15)	—	7	10	2
Realized gain/(loss)	(18)	—	(3)	—	(21)
Unrealized gains/(losses) relating to instruments still held at the reporting date	18	(5)	3	(23)	(7)
Ending balance at December 31, 2010	$98	$34	$70	$344	$546

The following table sets forth a summary of changes in the fair values of the international pension plans level 3 assets for the year ended December 31, 2009:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Total
Beginning balance at January 1, 2009	$23	$21	$53	$337	$434
Net transfers into / (out of) level 3	—	—	—	11	11
Foreign currency exchange	2	4	3	7	16
Purchases, sales, issuances and settlements, net	(7)	(2)	—	(10)	(19)
Realized gain/(loss)	—	—	—	—	—
Unrealized gains/(losses) relating to instruments still held at the reporting date	(4)	(1)	3	30	28
Ending balance at December 31, 2009	$14	$22	$59	$375	$470

Postretirement Benefit Plans Assets

In order to achieve the investment objectives in the U.S. postretirement plan, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plan.

The fair values of the assets held by the postretirement benefits plans by asset class are as follows:

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2010	Level 1	Level 2	Level 3
Equities
U.S. equities	$392	$392	$—	$—
Non-U.S. equities	48	48	—	—
EAFE index funds	21	—	21	—
Index funds	45	—	45	—
Long/short equity	16	—	—	16
Total Equities	$522	$440	$66	$16
Fixed Income
U.S. government securities	$210	$50	$160	$—
Non-U.S. government securities	10	—	10	—
Preferred securities	1	1	—	—
U.S. corporate bonds	54	5	49	—
Non-U.S. corporate bonds	11	—	11	—
Asset backed securities	3	—	3	—
Collateralized mortgage obligations	7	—	7	—
Private placements	12	—	8	4
Derivative instruments	(2)	—	(2)	—
Other	2	—	2	—
Total Fixed Income	$308	$56	$248	$4
Private Equity
Buyouts	$57	$—	$—	$57
Distressed debt	18	—	—	18
Growth equity	1	—	—	1
Mezzanine	3	—	—	3
Real estate	5	—	—	5
Secondary	5	—	—	5
Other	43	—	—	43
Venture capital	94	—	—	94
Total Private Equity	$226	$—	$—	$226
Absolute Return
Hedge funds and hedge fund of funds	$38	$—	$36	$2
Bank loan funds	18	—	—	18
Total Absolute Return	$56	$—	$36	$20
Commodities	$14	$—	$11	$3
Cash and Cash Equivalents	$43	$1	$42	$—
Total	$1,169	$497	$403	$269

Other items to reconcile to fair value of plan assets	$(20)

Fair value of plan assets	$1,149

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2009	Level 1	Level 2	Level 3
Equities
U.S. equities	$377	$377	$—	$—
Non-U.S. equities	39	39	—	—
EAFE index funds	19	—	19	—
Index funds	31	—	31	—
Total Equities	$466	$416	$50	$—
Fixed Income
U.S. government securities	$167	$45	$122	$—
Non-U.S. government securities	5	—	5	—
Preferred securities	1	1	—	—
U.S. corporate bonds	63	4	59	—
Non-U.S. corporate bonds	10	—	10	—
Asset backed securities	2	—	2	—
Collateralized mortgage obligations	7	—	7	—
Private placements	11	—	7	4
Derivative instruments	(2)	—	(2)	—
Other	2	—	—	2
Total Fixed Income	$266	$50	$210	$6
Private equity
Buyouts	$52	$—	$—	$52
Distressed debt	17	—	—	17
Growth equity	1	1	—	—
Mezzanine	3	—	—	3
Real estate	4	—	—	4
Secondary	5	—	—	5
Other	75	—	—	75
Venture capital	89	—	—	89
Total Private Equity	$246	$1	$—	$245
Absolute Return
Hedge funds and hedge fund of funds	$34	$—	$31	$3
Bank loan funds	19	—	—	19
Total Absolute Return	$53	$—	$31	$22
Commodities	$12	$—	$5	$7
Cash and Cash Equivalents	$48	$43	$5	$—
Total	$1,091	$510	$301	$280

Other items to reconcile to fair value of plan assets	$(16)

Fair value of plan assets	$1,075

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds are valued at the NAV as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Private placement funds are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests’ cash flows or expected changes in fair value.

Fixed income includes derivative investments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate and other bonds and notes are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Swaps and derivative instruments are valued by the custodian using market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of partnership interests including buyouts, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests’ cash flows or expected changes in fair value.

Absolute return primarily consists of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the independent administrator or custodian of the fund.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the GSCI or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets is the net of interest receivable, amounts due for securities sold, foreign currency fluctuations, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the postretirement plans’ level 3 assets for the year ended December 31, 2010:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Comm- odities	Total
Beginning balance at Jan. 1, 2010	$—	$6	$245	$22	$7	$280
Net transfers into / (out of) level 3	2	(2)	—	(1)	(4)	(5)
Purchases, sales, issuances and settlements, net	13	(1)	(11)	(6)	—	(5)
Realized gain/(loss)	—	—	16	—	—	16
Unrealized gains/(losses) relating to instruments still held at the reporting date	1	1	(24)	5	—	(17)
Ending balance at Dec. 31, 2010	$16	$4	$226	$20	$3	$269

The following table sets forth a summary of changes in the fair values of the postretirement plans’ level 3 assets for the year ended December 31, 2009:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Fixed Income	Private Equity	Absolute Return	Commo- dities	Total
Beginning balance at January 1, 2009	$4	$265	$47	$—	$316
Net transfers into / (out of) level 3	—	—	(31)	—	(31)
Purchases, sales, issuances and settlements, net	—	(38)	(5)	7	(36)
Realized gain/(loss)	—	(14)	—	—	(14)
Unrealized gains/(losses) relating to instruments still held at the reporting date	2	32	11	—	45
Ending balance at December 31, 2009	$6	$245	$22	$7	$280